OCEAN PARK DIVERSIFIED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	FIXED INCOME - 99.8%
68,686	Invesco Senior Loan ETF	$ 1,437,598
16,070	iShares 20+ Year Treasury Bond ETF	1,436,176
31,350	iShares Broad USD High Yield Corporate Bond ETF	1,184,403
12,954	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,443,982
15,163	iShares MBS ETF	1,442,759
46,353	iShares Preferred and Income Securities ETF	1,465,682
19,587	SPDR Bloomberg Convertible Securities ETF	1,772,624
13,226	VanEck High Yield Muni ETF	673,203
28,443	VanEck J. P. Morgan EM Local Currency Bond ETF	725,581
10,823	Vanguard Emerging Markets Government Bond ETF	724,059
14,189	Vanguard Tax-Exempt Bond Index ETF	710,443
30,156	Vanguard Total International Bond ETF	1,491,516
	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,005,952)	14,508,026

	TOTAL INVESTMENTS - 99.8% (Cost $14,005,952)	$ 14,508,026
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	26,772
	NET ASSETS - 100.0%	$ 14,534,798

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt